LEASES	12 Months Ended
Mar. 31, 2014
LEASES
LEASES

5.              LEASES

The Company enters into various leases for data center facilities, office premises and office equipment in the normal course of business.

Capital Leases — The Company uses office equipment leased under capital lease arrangements. The amount of leased assets at cost under capital leases and accumulated depreciation amounted to ¥19,706 thousand and ¥6,796 thousand, respectively, at March 31, 2013 and ¥18,858 thousand and ¥7,697 thousand, respectively, at March 31, 2014.

Operating Leases — UBIC leases its data center facilities and office premises under cancellable operating lease arrangements with mainly two-year lease periods, for which refundable lease deposits are recorded as rental deposits. The U.S.-based subsidiary leases office premises under noncancellable operating lease arrangements.

Expenses related to operating leases for the years ended March 31, 2012, 2013 and 2014, were ¥174,503 thousand, ¥183,117 thousand and ¥357,884 thousand, respectively, and are included in “Cost of revenue” and “Selling, general and administrative expenses.”

Future Minimum Lease Payments — As of March 31, 2014, the future minimum lease payments under noncancellable operating leases and capital leases are as follows:

	Thousands of Yen
Years ending March 31	Operating Leases	Capital Leases
2015	¥51,957	¥11,450
2016	33,053	3,184
2017	—	3,184
2018	—	965
Total minimum lease payments	¥85,010	18,783

Less amounts representing interest		300
Present value of minimum lease payments		18,483
Less current portion		11,297
Noncurrent portion		¥7,186